Derivative Asset - Schedule of Derivative Assets (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Derivative Asset	$ 20,406	$ 41,506
FX option premium	194	249
Unrealized loss on derivatives asssts (interest rate caps)	(10,217)	(15,933)
Unrealized loss on FX option	(197)	(246)
Derivative, Gain (Loss) on Derivative, Net	(4,952)	(5,170)	$ (5,372)
Derivative Asset	5,234	20,406	$ 41,506
Less: Current portion of derivative assets (interest rate caps)	(5,234)	(14,434)
Less: Current portion of FX option	0	(3)
Non-current portion of derivative assets	$ 0	$ 5,969